Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

March 31, 2021

VIPGI-QTLY-0521
1.799851.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	258,080	$15,007,352
Entertainment - 2.8%
Activision Blizzard, Inc.	94,800	8,816,400
Nintendo Co. Ltd. ADR	65,200	4,616,160
The Walt Disney Co. (a)	124,600	22,991,192
Vivendi SA	438,400	14,389,887
		50,813,639
Media - 4.1%
Comcast Corp. Class A	1,156,962	62,603,214
Interpublic Group of Companies, Inc.	439,000	12,818,800
		75,422,014

TOTAL COMMUNICATION SERVICES		141,243,005

CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.7%
BorgWarner, Inc.	291,480	13,513,013
Automobiles - 0.2%
Harley-Davidson, Inc.	73,200	2,935,320
Hotels, Restaurants & Leisure - 0.3%
Marriott International, Inc. Class A	10,100	1,495,911
Starbucks Corp.	29,900	3,267,173
		4,763,084
Household Durables - 0.9%
Sony Corp. sponsored ADR	31,200	3,307,512
Whirlpool Corp.	56,200	12,383,670
		15,691,182
Specialty Retail - 1.2%
Lowe's Companies, Inc.	120,417	22,900,905
Textiles, Apparel & Luxury Goods - 0.0%
Puma AG	7,002	685,967
Tapestry, Inc.	900	37,089
		723,056

TOTAL CONSUMER DISCRETIONARY		60,526,560

CONSUMER STAPLES - 7.3%
Beverages - 2.0%
Anheuser-Busch InBev SA NV ADR (b)	36,300	2,281,455
Diageo PLC sponsored ADR	48,000	7,882,080
Keurig Dr. Pepper, Inc.	107,600	3,698,212
Pernod Ricard SA	16,000	3,003,050
Remy Cointreau SA	9,368	1,730,272
The Coca-Cola Co.	348,253	18,356,416
		36,951,485
Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	11,500	370,797
Costco Wholesale Corp.	1,400	493,472
Sysco Corp. (c)	154,800	12,188,952
Walmart, Inc.	4,200	570,486
		13,623,707
Food Products - 0.2%
Lamb Weston Holdings, Inc.	41,100	3,184,428
Household Products - 0.5%
Colgate-Palmolive Co.	18,600	1,466,238
Energizer Holdings, Inc.	45,600	2,164,176
Procter & Gamble Co.	6,300	853,209
Spectrum Brands Holdings, Inc.	60,100	5,108,500
		9,592,123
Tobacco - 3.9%
Altria Group, Inc.	1,160,200	59,355,832
British American Tobacco PLC sponsored ADR (b)	315,300	12,214,722
		71,570,554

TOTAL CONSUMER STAPLES		134,922,297

ENERGY - 8.0%
Oil, Gas & Consumable Fuels - 8.0%
Cabot Oil & Gas Corp.	80,500	1,511,790
Canadian Natural Resources Ltd.	51,500	1,592,086
Cenovus Energy, Inc.	7,000	52,640
Cenovus Energy, Inc. (Canada)	1,922,404	14,440,593
Exxon Mobil Corp.	1,404,700	78,424,401
Hess Corp.	332,500	23,527,700
Kosmos Energy Ltd.	1,165,730	3,578,791
Magellan Midstream Partners LP	109,100	4,730,576
Phillips 66 Co.	113,500	9,254,790
Royal Dutch Shell PLC Class B sponsored ADR	249,900	9,203,817
		146,317,184
FINANCIALS - 17.8%
Banks - 12.4%
Bank of America Corp. (c)	1,683,712	65,142,817
JPMorgan Chase & Co. (c)	147,432	22,443,573
M&T Bank Corp.	29,500	4,472,495
PNC Financial Services Group, Inc.	141,372	24,798,063
Truist Financial Corp.	358,304	20,896,289
U.S. Bancorp	263,198	14,557,481
Wells Fargo & Co.	1,946,079	76,033,307
		228,344,025
Capital Markets - 3.6%
Brookfield Asset Management, Inc. Class A	79,545	3,539,753
KKR & Co. LP	143,093	6,990,093
Morgan Stanley	90,883	7,057,974
Northern Trust Corp. (c)	208,845	21,951,698
Raymond James Financial, Inc.	69,900	8,566,944
S&P Global, Inc.	300	105,861
State Street Corp.	218,279	18,337,619
		66,549,942
Consumer Finance - 0.5%
Discover Financial Services (c)	81,000	7,694,190
Shriram Transport Finance Co. Ltd.	43,053	837,123
		8,531,313
Insurance - 0.9%
American Financial Group, Inc.	10,500	1,198,050
Chubb Ltd.	34,800	5,497,356
Marsh & McLennan Companies, Inc.	43,142	5,254,696
Old Republic International Corp.	47,100	1,028,664
The Travelers Companies, Inc.	23,100	3,474,240
		16,453,006
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	63,400	3,010,866
Radian Group, Inc.	191,850	4,460,513
		7,471,379

TOTAL FINANCIALS		327,349,665

HEALTH CARE - 14.0%
Biotechnology - 0.3%
AbbVie, Inc.	35,800	3,874,276
Intercept Pharmaceuticals, Inc. (a)	48,358	1,116,103
		4,990,379
Health Care Equipment & Supplies - 1.3%
Becton, Dickinson & Co.	26,376	6,413,324
Boston Scientific Corp. (a)	307,100	11,869,415
Danaher Corp.	5,000	1,125,400
GN Store Nord A/S	12,500	984,117
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	31,800	1,813,554
Sonova Holding AG Class B	6,040	1,600,186
		23,805,996
Health Care Providers & Services - 6.2%
AmerisourceBergen Corp.	40,110	4,735,788
Cardinal Health, Inc.	203,200	12,344,400
Cigna Corp.	97,190	23,494,711
CVS Health Corp.	306,764	23,077,856
McKesson Corp.	108,488	21,159,500
Patterson Companies, Inc.	144,243	4,608,564
UDG Healthcare PLC (United Kingdom)	47,400	513,290
UnitedHealth Group, Inc.	66,500	24,742,655
		114,676,764
Pharmaceuticals - 6.2%
Bayer AG	306,633	19,432,244
Bristol-Myers Squibb Co.	568,300	35,876,779
Eli Lilly & Co.	18,300	3,418,806
GlaxoSmithKline PLC sponsored ADR (b)	524,394	18,715,622
Johnson & Johnson	194,759	32,008,642
Sanofi SA sponsored ADR	91,200	4,510,752
Viatris, Inc. (a)	22,500	314,325
		114,277,170

TOTAL HEALTH CARE		257,750,309

INDUSTRIALS - 17.2%
Aerospace & Defense - 2.3%
Airbus Group NV	30,700	3,481,913
General Dynamics Corp.	35,800	6,499,848
Huntington Ingalls Industries, Inc.	28,000	5,763,800
MTU Aero Engines Holdings AG	10,500	2,471,289
Raytheon Technologies Corp.	48,987	3,785,225
Safran SA	22,400	3,047,016
The Boeing Co.	67,300	17,142,656
		42,191,747
Air Freight & Logistics - 2.3%
DSV Panalpina A/S	6,200	1,216,395
Expeditors International of Washington, Inc.	2,095	225,611
FedEx Corp.	28,200	8,009,928
United Parcel Service, Inc. Class B	198,272	33,704,257
		43,156,191
Building Products - 0.4%
A.O. Smith Corp.	16,700	1,129,087
Johnson Controls International PLC	99,600	5,943,132
		7,072,219
Commercial Services & Supplies - 0.4%
Healthcare Services Group, Inc. (b)	188,500	5,283,655
HNI Corp.	29,000	1,147,240
Interface, Inc.	124,400	1,552,512
Ritchie Bros. Auctioneers, Inc.	4,000	234,201
		8,217,608
Electrical Equipment - 1.1%
Acuity Brands, Inc.	26,200	4,323,000
Hubbell, Inc. Class B	35,579	6,649,359
Rockwell Automation, Inc.	5,100	1,353,744
Vertiv Holdings LLC (a)(d)	441,500	8,830,000
		21,156,103
Industrial Conglomerates - 6.6%
3M Co.	36,600	7,052,088
General Electric Co. (c)	8,653,950	113,626,362
		120,678,450
Machinery - 2.1%
Allison Transmission Holdings, Inc.	39,300	1,604,619
Caterpillar, Inc.	16,000	3,709,920
Cummins, Inc.	14,000	3,627,540
Donaldson Co., Inc.	148,600	8,642,576
Epiroc AB (A Shares)	62,100	1,406,475
Flowserve Corp.	78,200	3,034,942
Fortive Corp.	59,100	4,174,824
Kardex AG	1,700	346,781
Nordson Corp.	16,000	3,178,880
Otis Worldwide Corp.	22,643	1,549,913
Stanley Black & Decker, Inc.	15,400	3,074,918
Westinghouse Air Brake Co.	46,521	3,682,602
		38,033,990
Professional Services - 0.4%
Equifax, Inc.	16,500	2,988,645
RELX PLC (London Stock Exchange)	143,400	3,596,004
Robert Half International, Inc.	2,600	202,982
		6,787,631
Road & Rail - 0.7%
J.B. Hunt Transport Services, Inc.	7,482	1,257,500
Knight-Swift Transportation Holdings, Inc. Class A	227,338	10,932,684
		12,190,184
Trading Companies & Distributors - 0.9%
Brenntag AG	8,900	759,816
Fastenal Co.	38,100	1,915,668
MSC Industrial Direct Co., Inc. Class A	2,000	180,380
Watsco, Inc.	53,092	13,843,739
		16,699,603

TOTAL INDUSTRIALS		316,183,726

INFORMATION TECHNOLOGY - 19.1%
Electronic Equipment & Components - 0.3%
CDW Corp.	27,300	4,524,975
Vontier Corp. (a)	48,840	1,478,387
		6,003,362
IT Services - 4.4%
Amadeus IT Holding SA Class A (a)	136,700	9,736,880
DXC Technology Co.	32,100	1,003,446
Edenred SA	93,700	4,894,144
Fidelity National Information Services, Inc.	119,900	16,859,139
Genpact Ltd.	141,200	6,046,184
IBM Corp.	49,700	6,623,022
MasterCard, Inc. Class A	6,700	2,385,535
Unisys Corp. (a)	210,696	5,355,892
Visa, Inc. Class A	135,276	28,641,987
		81,546,229
Semiconductors & Semiconductor Equipment - 4.1%
Analog Devices, Inc.	38,200	5,924,056
Applied Materials, Inc.	29,400	3,927,840
Intel Corp.	175,300	11,219,200
Lam Research Corp.	5,800	3,452,392
Marvell Technology Group Ltd.	77,500	3,795,950
NXP Semiconductors NV	53,400	10,751,556
Qualcomm, Inc.	271,861	36,046,050
		75,117,044
Software - 7.1%
Microsoft Corp.	453,718	106,973,093
Open Text Corp.	42,600	2,031,186
SAP SE sponsored ADR	144,900	17,792,271
Temenos Group AG	28,500	4,102,444
		130,898,994
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	452,232	55,240,139
Samsung Electronics Co. Ltd.	41,980	3,048,367
		58,288,506

TOTAL INFORMATION TECHNOLOGY		351,854,135

MATERIALS - 2.3%
Chemicals - 1.2%
DuPont de Nemours, Inc.	191,400	14,791,392
Nutrien Ltd.	75,180	4,050,041
PPG Industries, Inc.	23,600	3,546,136
		22,387,569
Metals & Mining - 1.1%
BHP Billiton Ltd. sponsored ADR (b)	167,100	11,595,069
First Quantum Minerals Ltd.	124,000	2,363,173
Freeport-McMoRan, Inc.	185,300	6,101,929
		20,060,171

TOTAL MATERIALS		42,447,740

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	32,800	7,841,168
CoreSite Realty Corp.	22,900	2,744,565
Equinix, Inc.	200	135,918
Public Storage	700	172,732
Simon Property Group, Inc.	84,900	9,659,073
		20,553,456
UTILITIES - 1.0%
Electric Utilities - 0.8%
Duke Energy Corp.	28,100	2,712,493
Entergy Corp.	34,900	3,471,503
Exelon Corp.	37,000	1,618,380
Southern Co.	90,400	5,619,264
		13,421,640
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	67,200	1,522,080
Sempra Energy	17,900	2,373,182
		3,895,262

TOTAL UTILITIES		17,316,902

TOTAL COMMON STOCKS
(Cost $1,202,992,951)		1,816,464,979

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 6.50%	40,000	2,147,200
Boston Scientific Corp. Series A 5.50%	23,900	2,587,175
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,390,000)		4,734,375
	Principal Amount	Value

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 2% 5/15/26 (Cost $2,476,481)	3,194,000	2,070,388
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.06% (e)	17,401,541	17,405,021
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	29,731,462	29,734,435
TOTAL MONEY MARKET FUNDS
(Cost $47,139,456)		47,139,456
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $1,256,998,888)		1,870,409,198
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(31,762,438)
NET ASSETS - 100%		$1,838,646,760

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Bank of America Corp.	Chicago Board Options Exchange	825	$3,191,925	$40.00	4/16/21	$(45,788)
Discover Financial Services	Chicago Board Options Exchange	70	664,930	110.00	4/16/21	(1,050)
General Electric Co.	Chicago Board Options Exchange	4,408	5,787,704	15.00	6/18/21	(169,708)
General Electric Co.	Chicago Board Options Exchange	4,361	5,725,993	17.00	6/18/21	(67,596)
JPMorgan Chase & Co.	Chicago Board Options Exchange	70	1,065,610	160.00	5/21/21	(21,875)
Northern Trust Corp.	Chicago Board Options Exchange	88	924,968	110.00	4/16/21	(5,940)
Sysco Corp.	Chicago Board Options Exchange	139	1,094,486	90.00	5/21/21	(7,645)
TOTAL WRITTEN OPTIONS						$(319,602)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $18,455,616.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,830,000 or 0.5% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Vertiv Holdings LLC	2/6/20	$4,415,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,877
Fidelity Securities Lending Cash Central Fund	42,174
Total	$44,051

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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